Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2014
TRANSACTIONS WITH RELATED PARTIES [Abstract]
Amounts due to affiliate companies
	December 31,	December 31,
	2014	2013
Navios Holdings	$1,783	$544